Long Term Loans - Summary of Long-term Loans (Detail) $ in Millions, $ in Millions	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of detailed information about borrowings [Line Items]
Non-current portion of non-current borrowings	$ 1,600	$ 52	$ 1,600
Long-term loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Secured loans	$ 1,600		$ 1,600
Long-term loans [Member] | Secured loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates of loans	1.80%	1.80%	0.89%